Segment Data Recast for Discontinued - Summarized Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,532,001	$ 1,386,162	$ 1,328,764	$ 1,393,004	$ 1,112,674	$ 904,781	$ 783,305	$ 2,714,926	$ 1,688,086	$ 4,246,927	$ 2,800,760	$ 4,193,764
Operating income (loss)	127,133	98,345	78,791	81,606	80,704	52,271	(19,739)	177,136	32,532	304,269	113,236	194,842
Electric Power [Member]
Segment Reporting Information [Line Items]
Revenues	1,088,586	1,006,073	932,213	974,797	821,719	662,173	563,970	1,938,286	1,226,143	3,026,872	2,047,862	3,022,659
Operating income (loss)	137,445	110,735	114,214	131,155	103,087	71,144	32,340	224,949	103,484	362,394	206,571	337,726
Natural Gas and Pipeline [Member]
Segment Reporting Information [Line Items]
Revenues	394,215	337,595	356,967	376,333	253,025	205,538	176,352	694,562	381,890	1,088,777	634,915	1,011,248
Operating income (loss)	23,429	15,055	(10,535)	(35,909)	(3,886)	(1,859)	(36,653)	4,520	(38,512)	27,949	(42,398)	(78,307)
Fiber Optic Licensing and Other [Member]
Segment Reporting Information [Line Items]
Revenues	49,200	42,494	39,584	41,874	37,930	37,070	42,983	82,078	80,053	131,278	117,983	159,857
Operating income (loss)	15,114	15,423	14,540	15,620	12,662	14,278	10,916	29,963	25,194	45,077	37,856	53,476
Corporate and non-allocated costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (48,855)	$ (42,868)	$ (39,428)	$ (29,260)	$ (31,159)	$ (31,292)	$ (26,342)	$ (82,296)	$ (57,634)	$ (131,151)	$ (88,793)	$ (118,053)